Components of Inventory (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Raw materials	$ 90,054	$ 76,381	$ 85,711
Work in process	386,085	446,538	394,540
Finished goods	79,029	106,625	221,791
Inventory Valuation Reserves	120,000	101,535	(133,000)
Inventories, net	$ 435,168	$ 528,009	$ 569,042